Intangible assets and Goodwill - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and Goodwill
Increase in intangible assets other than goodwill	€ 5,131
Intangible assets, excluding goodwill	31,571	€ 26,440	€ 15,453
PanHunter, integrated data analytics platform
Intangible assets and Goodwill
Intangible assets, excluding goodwill	3,084	1,390
E.MPD, molecular Patient Databases
Intangible assets and Goodwill
Intangible assets, excluding goodwill	3,268	1,877
Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Intangible assets, excluding goodwill	97,080	213,452	191,800
Additions	16,953	14,769
Disposals	124,681	2
Depreciation, amortization and impairments
Intangible assets and Goodwill
Intangible assets, excluding goodwill	(65,509)	(187,013)	(176,348)
Disposals	(124,676)	(2)
Amortization	9,477	6,484
Developed Technologies | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Additions	14,636	14,769
Customer relationships
Intangible assets and Goodwill
Intangible assets, excluding goodwill		3,447	8,943
Customer relationships | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Intangible assets, excluding goodwill	44,788	70,615	68,762
Disposals	23,211
Customer relationships | Depreciation, amortization and impairments
Intangible assets and Goodwill
Intangible assets, excluding goodwill	(44,788)	(67,168)	€ (59,819)
Disposals	(23,211)
Amortization	€ 3,466	€ 5,582